Schedule of balances of contractual assets and liabilities are expected to be realized (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	R$ 2,327	R$ 7,288
Accounting Estimates Two Thousand Twenty One [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)		R$ 3,685
Accounting Estimates Two Thousand Twenty Two [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	R$ (1,358)